15. Employment Agreements (Details Narrative) - Annual Salary [Member]	Dec. 31, 2016 USD ($)
Andrew Heyward [Member]
Officer annual salaries	$ 200,000
Amy Moynihan Heyward [Member]
Officer annual salaries	180,000
Stone Newman [Member]
Officer annual salaries	275,000
Rebecca Hershinger [Member]
Officer annual salaries	$ 190,000